2. Eden Holdings Llc	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes
2. Eden Holdings Llc

2.  Eden Holdings LLC

During the quarter ended September 30, 2014, the Company created Eden Holdings LLC.  The purpose of the entity is to hold the intellectual property of Cannabis Sativa, Inc.  As of September 30, 2017 and 2016, there has been no activity in the LLC.

2.  Eden Holdings LLC

During the quarter ended September 30, 2014, the Company created Eden Holdings LLC.  The purpose of the entity is to hold the intellectual property of Cannabis Sativa, Inc.  As of December 31, 2016 and 2015 there has been no activity in the LLC.